Concentrations of Credit Risk (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2016 INR (₨)	Mar. 31, 2015 INR (₨)	Mar. 31, 2016 USD ($)
Concentration Risk [Line Items]
Gross loans	₨ 4,992,834.4	₨ 3,943,449.1	$ 75,363.5
Fair Value Of Credit Substitutes	297,241.0	195,058.9
Non-funded exposure	737,363.6	628,002.3
Total Exposure	₨ 6,027,439.0	₨ 4,766,510.3	90,980.2
Lender Concentration Risk
Concentration Risk [Line Items]
%	100.00%	100.00%
Consumer Loans
Concentration Risk [Line Items]
Gross loans	₨ 670,622.8	₨ 479,467.5
Fair Value Of Credit Substitutes	0.0	0.0
Non-funded exposure	21.6	17.6
Total Exposure	₨ 670,644.4	₨ 479,485.1	10,122.9
Consumer Loans | Lender Concentration Risk
Concentration Risk [Line Items]
%	11.10%	10.10%
Activities allied to agriculture
Concentration Risk [Line Items]
Gross loans	₨ 550,848.4	₨ 422,894.4
Fair Value Of Credit Substitutes	0.0	0.0
Non-funded exposure	1,616.2	1,697.6
Total Exposure	₨ 552,464.6	₨ 424,592.0	8,339.1
Activities allied to agriculture | Lender Concentration Risk
Concentration Risk [Line Items]
%	9.30%	8.90%
Wholesale Trade
Concentration Risk [Line Items]
Gross loans	₨ 349,927.1	₨ 308,806.4
Fair Value Of Credit Substitutes	12,389.4	5,259.8
Non-funded exposure	36,108.5	31,745.5
Total Exposure	₨ 398,425.0	₨ 345,811.7	6,014.0
Wholesale Trade | Lender Concentration Risk
Concentration Risk [Line Items]
%	6.60%	7.30%
Services
Concentration Risk [Line Items]
Gross loans	₨ 306,593.9	₨ 230,040.6
Fair Value Of Credit Substitutes	3,425.4	445.9
Non-funded exposure	22,997.3	15,511.7
Total Exposure	₨ 333,016.6	₨ 245,998.2	5,026.7
Services | Lender Concentration Risk
Concentration Risk [Line Items]
%	5.50%	5.20%
Automobile and Auto Ancillary
Concentration Risk [Line Items]
Gross loans	₨ 199,606.7	₨ 192,017.4
Fair Value Of Credit Substitutes	11,092.6	23,046.5
Non-funded exposure	16,579.9	16,357.7
Total Exposure	₨ 227,279.2	₨ 231,421.6	3,430.6
Automobile and Auto Ancillary | Lender Concentration Risk
Concentration Risk [Line Items]
%	3.80%	4.90%
Retail Trade
Concentration Risk [Line Items]
Gross loans	₨ 253,373.6	₨ 189,593.5
Fair Value Of Credit Substitutes	4,721.8	841.2
Non-funded exposure	8,747.7	4,761.4
Total Exposure	₨ 266,843.1	₨ 195,196.1	4,027.8
Retail Trade | Lender Concentration Risk
Concentration Risk [Line Items]
%	4.40%	4.10%
Coal & Petroleum Products
Concentration Risk [Line Items]
Gross loans	₨ 46,279.5	₨ 40,153.4
Fair Value Of Credit Substitutes	5,173.9	5,984.5
Non-funded exposure	108,033.7	111,908.1
Total Exposure	₨ 159,487.1	₨ 158,046.0	2,407.4
Coal & Petroleum Products | Lender Concentration Risk
Concentration Risk [Line Items]
%	2.60%	3.30%
NBFC/Financial Intermediaries
Concentration Risk [Line Items]
Gross loans	₨ 130,684.6	₨ 94,744.7
Fair Value Of Credit Substitutes	89,328.1	59,985.8
Non-funded exposure	2,174.3	1,876.5
Total Exposure	₨ 222,187.0	₨ 156,607.0	3,353.8
NBFC/Financial Intermediaries | Lender Concentration Risk
Concentration Risk [Line Items]
%	3.70%	3.30%
Food And Beverage
Concentration Risk [Line Items]
Gross loans	₨ 152,253.7	₨ 121,172.2
Fair Value Of Credit Substitutes	3,235.9	7,040.2
Non-funded exposure	7,814.2	6,734.9
Total Exposure	₨ 163,303.8	₨ 134,947.3	2,465.0
Food And Beverage | Lender Concentration Risk
Concentration Risk [Line Items]
%	2.70%	2.80%
Land Transport
Concentration Risk [Line Items]
Gross loans	₨ 183,707.5	₨ 131,240.2
Fair Value Of Credit Substitutes	690.7	522.1
Non-funded exposure	3,342.8	2,668.8
Total Exposure	₨ 187,741.0	₨ 134,431.1	2,833.8
Land Transport | Lender Concentration Risk
Concentration Risk [Line Items]
%	3.10%	2.80%
Power
Concentration Risk [Line Items]
Gross loans	₨ 103,437.7	₨ 96,169.7
Fair Value Of Credit Substitutes	15,770.2	15,846.8
Non-funded exposure	23,495.7	18,570.3
Total Exposure	₨ 142,703.6	₨ 130,586.8	2,154.0
Power | Lender Concentration Risk
Concentration Risk [Line Items]
%	2.40%	2.70%
Engineering
Concentration Risk [Line Items]
Gross loans	₨ 95,022.6	₨ 79,747.2
Fair Value Of Credit Substitutes	9,122.4	1,077.1
Non-funded exposure	67,166.1	48,819.8
Total Exposure	₨ 171,311.1	₨ 129,644.1	2,585.8
Engineering | Lender Concentration Risk
Concentration Risk [Line Items]
%	2.80%	2.70%
Real estate and Property services
Concentration Risk [Line Items]
Gross loans	₨ 121,992.9	₨ 88,264.9
Fair Value Of Credit Substitutes	3,200.9	3,607.0
Non-funded exposure	16,380.3	11,179.6
Total Exposure	₨ 141,574.1	₨ 103,051.5	2,137.0
Real estate and Property services | Lender Concentration Risk
Concentration Risk [Line Items]
%	2.30%	2.20%
Iron and Steel
Concentration Risk [Line Items]
Gross loans	₨ 97,934.7	₨ 84,913.9
Fair Value Of Credit Substitutes	19,910.6	1,475.8
Non-funded exposure	17,559.2	15,927.1
Total Exposure	₨ 135,404.5	₨ 102,316.8	2,043.8
Iron and Steel | Lender Concentration Risk
Concentration Risk [Line Items]
%	2.20%	2.10%
Others (none greater than 2%)
Concentration Risk [Line Items]
Gross loans	₨ 1,730,548.7	₨ 1,384,223.1
Fair Value Of Credit Substitutes	119,179.1	69,926.2
Non-funded exposure	405,326.1	340,225.7
Total Exposure	₨ 2,255,053.9	₨ 1,794,375.0	$ 34,038.5
Others (none greater than 2%) | Lender Concentration Risk
Concentration Risk [Line Items]
%	37.50%	37.60%